Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	May 31, 2016	Oct. 08, 2015	Apr. 16, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 15,321,000	$ 14,743,000	$ 1,902,000
2017	10,371,000	9,897,000
2018	1,345,000	1,243,000
2019	1,105,000	1,103,000
2020	2,500,000	2,500,000
2021	0	0
Thereafter		0
Prescription Database [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	1,902,000	1,902,000
2017	731,000	731,000
2018	598,000	598,000
2019	573,000	573,000
2020	0	0
2021	0	0
Thereafter	0	0
Natesto [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	8,500,000	8,500,000			$ 8,000,000
2017	6,000,000	6,000,000			$ 6,000,000
2018	0	0
2019	0	0
2020	2,500,000	2,500,000
2021	0	0
Thereafter	0	0
Manufacturing Agreement [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	2,500,000	3,000,000		$ 5,000,000
2017	1,500,000	2,000,000
2018	500,000	500,000
2019	500,000	500,000
2020	0	0
2021	0	0
Thereafter	0	0
ProstaScint commercial supply agreement
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	1,673,000
2017	1,569,000
2018	102,000
2019	2,000
Service agreement [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	153,000	204,000
2017	153,000	204,000
2018	0	0
2019	0	0
2020	0	0
2021	0	0
Thereafter	0	0
Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	250,000	750,000
2017	250,000	750,000
2018	0	0
2019	0	0
2020	0	0
2021	0	0
Thereafter	0	0
Office Lease [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	283,000	317,000
2017	108,000	142,000
2018	145,000	145,000
2019	30,000	30,000
2020	0	0
2021	0	0
Thereafter	0	0
Sponsored research agreement with related party [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	60,000	70,000
2017	60,000	70,000
2018	0	0
2019	0	0
2020	0	0
2021	0	0
Thereafter	$ 0	$ 0